CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations	$ 543,010,109	$ 204,098,950	$ 288,143,700
Adjustment to Obtain the Operating Activities Flows:
Expected credit loss allowance	190,682,814	163,294,445	133,151,102
Depreciation Expenses	84,278,588	86,811,560	87,941,850
Loss on Net Monetary Position	1,518,506,605	851,315,576	482,259,367
Other Operations	704,536,747	560,286,925	737,888,030
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss	(347,700,732)	105,254,874	(81,723,543)
Derivative Financial Instruments	(24,927,325)	(2,798,175)	12,258,537
Repurchase Transactions	15,181,473	803,762	(771,995)
Other Financial Assets	12,241,117	(25,729,029)	(47,687,976)
Net Loans and Other Financing
Non-financial Public Sector	3,099,869	(4,005,403)	44
Other Financial Institutions	(56,044,391)	55,300,887	56,800,539
Non-financial Private Sector and Residents Abroad	584,704,945	435,732,033	106,470,693
Other Debt Securities	(784,480,453)	(569,483,524)	(361,134,938)
Financial Assets Pledged as Collateral	42,102,334	(259,919,672)	(42,360,473)
Investments in Equity Instruments	(3,680,056)	621,704	38,398,222
Other Non-financial Assets	(34,207,249)	(10,829,640)	4,568,098
Non-current Assets Held for Sale	(71,024)	90	264,544
Deposits
Non-financial Public Sector	(63,720,349)	(27,378,963)	(39,931,242)
Financial Sector	593,298	1,041,325	2,595,536
Non-financial Private Sector and Residents Abroad	(899,375,394)	412,804,411	128,759,198
Liabilities at fair value through profit or loss	49,241,486	(215,447)	459,040
Derivative Financial Instruments	6,963,147	955,819	3,793,761
Other Financial Liabilities	193,449,957	(104,906,656)	301,001,637
Provisions	(11,546,983)	5,356,109	(7,997,456)
Other Non-financial Liabilities	75,608,616	10,521,838	1,360,982
Income Tax Payments	(131,146,251)	(94,647,106)	(88,979,082)
NET CASH GENERATED BY OPERATING ACTIVITIES (A)	1,667,300,898	1,794,286,693	1,715,528,175
Payments:
Purchase of PP&E and Intangible Assets	(74,018,545)	(57,704,506)	(60,315,949)
Capital Contributions and purchase of shares in Investments in Subsidiaries, Associates, and Joint Ventures	(2,520,655)	(2,420,874)	(1,268,578)
Payments for business combinations	(11,149,830)	0	0
Collections:
Sale of PP&E and Intangible Assets	4,815,496	1,893,007	3,944,258
Dividends earned	1,015,077	0	6,304,470
Sales of Investments in Subsidiaries, Associates and Joint Ventures	0	0	274,076
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(81,858,457)	(58,232,373)	(51,061,723)
Payments:
Unsubordinated Debt Securities	(157,188,276)	(124,998,913)	(103,467,999)
Loans from Local Financial Institutions	(335,727,529)	(160,146,015)	(107,656,543)
Dividends	(179,275,944)	(66,213,933)	(11,682,545)
Leases payments	(6,372,889)	(8,331,048)	(10,531,399)
Collections:
Debt Securities	75,020,756	209,971,829	144,871,361
Loans from Local Financial Institutions	373,779,755	233,677,686	139,594,879
NET CASH (USED IN)/GENERATED BY FINANCING ACTIVITIES (C)	(229,764,127)	83,959,606	51,127,754
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	1,034,032,734	559,890,391	269,313,377
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	2,389,711,048	2,379,904,317	1,984,907,583
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(3,253,931,939)	(2,142,479,236)	(1,559,297,173)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	4,131,560,418	3,894,135,337	3,468,524,927
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 3,267,339,527	$ 4,131,560,418	$ 3,894,135,337